Filed Pursuant to Rule 497(c)
Registration Statement Nos. 333-145064

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (2)

dated December 15, 2020 to the:

Intelligent Variable Annuity® Prospectus

dated May 1, 2020, as supplemented May 5, 2020

This supplement amends a certain disclosure in the above-referenced prospectus for the Contract with the same name. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

On the cover page of the Intelligent Variable Annuity Prospectus the “Portfolios” are updated as follows to reflect a merger of the Delaware VIP International Value Equity Series-Standard Class effective December 11, 2020.

On page 4 of the Intelligent Variable Annuity prospectus, remove the Delaware VIP International Value Equity Series and add the Delaware VIP International Series in the portfolio fees table:

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Delaware VIP International Value Series-Standard Class	0.85%	0.00%	0.13%	0.00%	0.98%	0.12%	0.86%
*	this fund is closed to new investors.

On page 12 of the Intelligent Variable Annuity prospectus remove the Delaware VIP International Value Equity Series and add the Delaware VIP International Series in the Portfolio Investment Managers and Investment Objectives table:

Portfolio	Investment Manager	Investment Objective
Delaware VIP International Series-Standard Class	Delaware Management Company	Seeks long-term capital growth.

TEMPLETON DEVELOPING MARKETS VIP FUND

On page 14 of the Intelligent Variable Annuity prospectus, the Portfolio Investment Managers and Objectives Table is updated as follows to reflect a new sub-advisor effective November 9, 2020.

Portfolio	Investment Manager	Investment Objective
Templeton Developing Markets VIP Fund	Templeton Asset Management Ltd. Franklin Templeton Investment Management Limited (sub-advisor)	Seeks long-term capital growth.

For more information about these changes and about the portfolios in general, refer to the prospectuses for the portfolios.

A40995 12/20